Shareholder Report, Line Graph (Details) 74200140900_Franklin Long Duration Credit Fund_Class R6_TSR Annual {Class R6} - USD ($)										12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Aug. 22, 2023	Oct. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6
Accumulated Value	$ 11,273	$ 11,001	$ 10,931	$ 11,111	$ 11,048	$ 10,357	$ 10,983	$ 9,361	$ 10,000	$ 11,751
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	10,866	10,807	10,529	10,536	10,510	10,004	10,315	9,531	10,000	$ 11,185
Bloomberg U.S. Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Long Credit Index
Accumulated Value	$ 10,735	$ 10,476	$ 10,396	$ 10,581	$ 10,537	$ 9,881	$ 10,465	$ 8,906	$ 10,000	$ 11,217